Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) ReportingUnit $ / shares	May 31, 2021 USD ($) $ / shares	May 31, 2020 USD ($)	Feb. 03, 2021 USD ($) ReportingUnit	Feb. 28, 2021 USD ($) Segment Tranche $ / shares	Feb. 29, 2020 USD ($) ReportingUnit	Feb. 28, 2019 USD ($) ReportingUnit	Mar. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Segment					1
Number of reporting unit | ReportingUnit	1			1		1	1
Goodwill impairment charges	$ 0			$ 0		$ 0	$ 0
Gains or losses on disposal on property and equipment	0			0		0	0
Long-lived asset impairment charges	0			0		0	0
Contingent consideration liability number of tranche | Tranche					2
Net transaction gain (loss) from foreign currency contracts	200,000			200,000		200,000	(100,000)
Sales commissions amortization period					4 years
Total revenue	21,365,000	$ 66,327,000	$ 83,124,000	308,647,000		305,102,000	201,207,000
Deferred sales commissions	90,200,000	99,800,000			$ 90,200,000	144,700,000
Amortization of deferred commissions	34,000	158,000	987,000	3,937,000		2,238,000
Deferred taxes	396,217,000	396,735,000			$ 396,217,000	36,636,000
Income tax expense	$ (612,000)	$ 1,378,000	$ 8,170,000	(6,681,000)		(7,271,000)	(8,245,000)
ASC 606
Summary Of Significant Accounting Policies [Line Items]
Sales commissions amortization period					4 years
Total revenue						600,000
Income tax expense						200,000
ASC 606 | Sales and Marketing Expense
Summary Of Significant Accounting Policies [Line Items]
Amortization of deferred commissions						2,200,000
Subscription Revenue
Summary Of Significant Accounting Policies [Line Items]
Total revenue						243,981,000
Sales Commissions | ASC 606
Summary Of Significant Accounting Policies [Line Items]
Deferred sales commissions						9,700,000
Sales Commissions | Cumulative Effect, Period of Adoption | ASC 606
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit, net of tax								$ 4,400,000
Time-Based Awards
Summary Of Significant Accounting Policies [Line Items]
Requisite service period					4 years
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets					2 years
Minimum | Subscription Revenue
Summary Of Significant Accounting Policies [Line Items]
Customer contract term					3 years
Payment term					30 days
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets					7 years
Maximum | Subscription Revenue
Summary Of Significant Accounting Policies [Line Items]
Customer contract term					5 years
Payment term					90 days
Property and Equipment, Net
Summary Of Significant Accounting Policies [Line Items]
Capitalized software development costs	$ 7,400,000				$ 7,400,000	7,400,000
Amortization of capitalized software development costs	$ 100,000			$ 800,000	$ 100,000	$ 0	$ 0
Other Noncurrent Liabilities | ASC 606
Summary Of Significant Accounting Policies [Line Items]
Deferred taxes								$ 100,000